FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09869
                                   -----------

                       Franklin Floating Rate Master Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/09
                         ---------



Item 1. Schedule of Investments.



Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

                                                                                                                           % OF
                                                                                            PRINCIPAL(a)                   NET
                                                                                COUNTRY        AMOUNT         VALUE       ASSETS
                                                                            --------------  ------------  -------------  -------
(b)  SENIOR FLOATING RATE INTERESTS
     AEROSPACE & DEFENSE
     BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14                          United States     2,610,118  $   2,617,948     0.72
     Hawker Beechcraft Inc.,
        Synthetic L/C, 2.283%, 3/26/14                                       United States       133,797        106,368     0.03
        Term Loan B, 2.243% - 2.283%, 3/26/14                                United States     2,261,164      1,797,625     0.49
     ILC Industries Inc., June 2006 Term Loan, 2.243%, 2/24/12               United States       722,626        691,313     0.19
     L-1 Identity Solutions Operating Co.,
        Tranche B-1 Term Loan, 6.75%, 8/05/13                                United States       551,494        555,170     0.15
        Tranche B-2 Term Loan, 7.25%, 8/05/13                                United States       794,259        799,555     0.22
     Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1
        Loan, 2.034%, 12/31/11                                               United States     2,929,461      2,837,916     0.78
     TransDigm Inc., Term Loan B, 2.289%, 6/23/13                            United States     2,150,000      2,067,455     0.57
                                                                                                          -------------  -------
                                                                                                             11,473,350     3.15
                                                                                                          -------------  -------
     AIRLINES
     Delta Air Lines Inc., Term Loan, 8.75%, 9/27/13                         United States     1,400,000      1,406,650     0.39
                                                                                                          -------------  -------
     APPAREL, ACCESSORIES & LUXURY GOODS
(c)  Hanesbrands Inc., Term Loan B, 5.032%, 9/05/13                          United States     1,585,242      1,594,584     0.44
                                                                                                          -------------  -------
     APPLICATION SOFTWARE
     CCC Information Services Group Inc., Term Loan B, 2.50%, 2/10/13        United States       558,323        542,271     0.15
                                                                                                          -------------  -------
     AUTO PARTS & EQUIPMENT
     Cooper-Standard Automotive Canada Ltd.,
        Canadian Revolver, 6.75%, 12/23/10                                      Canada            69,254         63,540     0.02
        DIP Term Loan B, 12.50%, 8/02/10                                        Canada           171,000        175,961     0.05
        Term Loan A, 6.75%, 12/23/10                                            Canada            59,188         54,305     0.01
(d)     Term Loan B, 4.75%, 12/23/11                                            Canada           180,476        165,587     0.04
     Cooper-Standard Automotive Inc.,
        DIP Term Loan A, 12.50%, 8/02/10                                     United States       427,929        440,343     0.12
        Multi-Curr Revolver, 4.50%, 12/23/10                                 United States        75,163         68,962     0.02
        Revolver, 4.75%, 12/23/10                                            United States       165,372        151,728     0.04
(d)     Term Loan C, 4.75%, 12/23/11                                         United States       450,821        413,629     0.11
(d)     Term Loan D, 4.75%, 12/23/11                                         United States       501,135        459,791     0.13
        Term Loan E, 6.75%, 12/23/11                                         United States       248,704        228,186     0.06
     Dayco Products LLC (Mark IV),
(d)     Replacement Term Loan, 6.75%, 6/23/11                                United States     3,380,745      1,549,507     0.42
        U.S. Term Facility (DIP TL), 8.50%, 5/04/10                          United States       700,000        822,500     0.23
        U.S. Term Loan, 8.75%, 11/13/12                                      United States       862,500        859,473     0.24
     Federal-Mogul Corp., Term Loan B, 2.188%, 12/27/14                      United States     2,395,167      1,845,775     0.51
     Key Safety Systems Inc., Term Loan B, 2.494% - 2.533%,
        3/10/14                                                              United States     4,536,094      3,129,905     0.86
     Mark IV Industries Corp., Canadian Term Loan, 8.75%,
        11/13/12                                                                Canada           287,500        286,491     0.08
     Tenneco Inc., Tranche B-1 Credit Linked, 5.746%, 3/16/14                United States     1,533,333      1,449,000     0.40
     United Components Inc., Term Loan D, 2.72%, 6/29/12                     United States       746,564        692,438     0.19
                                                                                                          -------------  -------
                                                                                                             12,857,121     3.53
                                                                                                          -------------  -------
     BROADCASTING
     Bresnan Communications LLC,
        Add-On Term Loan, 2.25% - 2.29%, 9/29/13                             United States       538,492        518,748     0.14
        Initial Term Loan B, 2.25% - 2.48%, 9/29/13                          United States       298,500        287,555     0.08
     Citadel Broadcasting Corp., Term Loan B, 2.04%, 6/12/14                 United States     1,073,388        739,296     0.20
     Discovery Communications Inc.,
        Term Loan B, 2.283%, 5/14/14                                         United States     2,850,007      2,772,344     0.76
        Term Loan C, 5.25%, 5/14/14                                          United States       895,500        910,052     0.25


     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

     Entravision Communications Corp., Term Loan B, 5.54%,
        3/29/13                                                              United States     2,908,756  $   2,740,290     0.75
     Gray Television Inc., Term Loan B, 3.75% - 3.79%, 12/31/14              United States     3,280,788      2,827,629     0.77
     LBI Media Inc., Term Loan B, 1.743%, 3/31/12                            United States       965,000        805,775     0.22
     Mediacom LLC, Tranche D, 5.50%, 3/31/17                                 United States       800,000        804,000     0.22
     Mission Broadcasting Inc., Term Loan B, 5.00%, 10/01/12                 United States     1,282,792      1,151,306     0.32
     Nexstar Broadcasting Inc., Term Loan B, 5.00% - 6.25%,
        10/01/12                                                             United States     1,212,971      1,088,641     0.30
     Sinclair Television Group Inc., Tranche B Term Loan,
        6.75%, 10/29/15                                                      United States     1,300,000      1,303,250     0.36
     Univision Communications Inc., Initial Term Loan, 2.533%,
        9/29/14                                                              United States     4,500,000      3,638,569     1.00
                                                                                                          -------------  -------
                                                                                                             19,587,455     5.37
                                                                                                          -------------  -------
     BUILDING PRODUCTS
     Goodman Global Holdings Co. Inc., Term Loan B, 6.25%,
        2/13/14                                                              United States     1,497,500      1,502,367     0.41
                                                                                                          -------------  -------
     CABLE & SATELLITE
     CSC Holdings Inc. (Cablevision), Incremental Term Loan
        B-2, 2.049%-2.194%, 3/29/16                                          United States     1,881,914      1,824,977     0.50
     DIRECTV Holdings LLC, Term Loan C, 5.25%, 4/13/13                       United States     2,565,271      2,569,271     0.71
     Insight Midwest Holdings, Term Loan B, 2.29%, 4/02/14                   United States     2,657,500      2,532,693     0.70
     MCC Iowa, Term Loan E, 6.50%, 1/03/16                                   United States     1,232,890      1,240,982     0.34
     UPC Financing Partnership,
        Term Loan N, 1.996%, 12/31/14                                         Netherlands      2,222,809      2,084,810     0.57
        Term Loan T, 3.746%, 12/31/16                                         Netherlands      2,777,191      2,673,046     0.73
                                                                                                          -------------  -------
                                                                                                             12,925,779     3.55
                                                                                                          -------------  -------
     CASINOS & GAMING
     Ameristar Casinos Inc., Term Loan B, 3.534%, 11/10/12                   United States     1,706,885      1,696,929     0.46
     CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%,
        7/13/12                                                              United States     1,108,685      1,057,062     0.29
     Green Valley Ranch Gaming LLC, Term Loan B, 2.283% -
        2.288%, 2/16/14                                                      United States        52,984         37,420     0.01
     Harrah's Operating Co. Inc., Term Loan B-4, 9.50%,
        10/31/16                                                             United States     2,100,000      2,057,416     0.56
     Penn National Gaming Inc., Term Loan B, 1.99% - 2.21%,
        10/03/12                                                             United States     3,119,587      3,023,563     0.83
     VML U.S. Finance LLC (Venetian Macau),
        Delayed Draw, 5.79%, 5/25/12                                             Macau         2,624,545      2,439,515     0.67
        New Project Term Loans, 5.79%, 5/25/13                                   Macau         1,914,110      1,779,166     0.49
        Term Loan B, 5.79%, 5/25/13                                              Macau         2,031,088      1,887,896     0.52
                                                                                                          -------------  -------
                                                                                                             13,978,967     3.83
                                                                                                          -------------  -------
     COMMERCIAL PRINTING
     Cenveo Corp.,
        Delayed Draw Term Loan, 4.792%, 6/21/13                              United States         9,792          9,535     0.00(e)
        Term Loan C, 4.792%, 6/21/13                                         United States       991,755        965,721     0.27
                                                                                                          -------------  -------
                                                                                                                975,256     0.27
                                                                                                          -------------  -------
     COMMUNICATIONS EQUIPMENT
     Brocade Communications Systems Inc., Term Loan, 7.00%,
        10/07/13                                                             United States       891,524        897,375     0.25

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

     CommScope Inc., Term Loan B, 2.743% - 2.783%, 12/26/14                  United States       771,448  $     747,919     0.20
                                                                                                          -------------  -------
                                                                                                              1,645,294     0.45
                                                                                                          -------------  -------
     CONSTRUCTION & ENGINEERING
     URS Corp., Term Loan B, 2.533% - 2.537%, 5/15/13                        United States     2,100,275      2,080,148     0.57
                                                                                                          -------------  -------
     CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
     Bucyrus International Inc., Tranche B Dollar Term Loan,
        1.75% -  1.98%, 5/04/14                                              United States     1,267,075      1,229,063     0.34
     Manitowoc Co. Inc., Term Loan B, 7.50%, 11/06/14                        United States     2,779,000      2,740,789     0.75
     Oshkosh Truck Corp., Term Loan B, 6.29% - 6.33%, 12/06/13               United States     1,331,873      1,332,795     0.36
                                                                                                          -------------  -------
                                                                                                              5,302,647     1.45
                                                                                                          -------------  -------
     DATA PROCESSING & OUTSOURCED SERVICES
     Affiliated Computer Services Inc.,
        Additional Term Loan, 2.243% - 2.244%, 3/20/13                       United States     1,113,702      1,102,021     0.30
        Term Loan B, 2.244%, 3/20/13                                         United States     1,251,250      1,238,126     0.34
     Emdeon Business Services LLC, First Lien Term Loan, 2.29%,
        11/16/13                                                             United States     2,726,263      2,603,581     0.71
     Fidelity National Information Services Inc., Tranche C Term
        Loan, 4.473%, 1/18/12                                                United States       942,920        941,742     0.26
     First Data Corp., Term Loan B-2, 3.033% - 3.036%, 9/24/14               United States     1,264,151      1,087,083     0.30
     Lender Processing Services Inc., Term Loan B, 2.743%,
        7/02/14                                                              United States       590,025        586,706     0.16
     Metavante Corp., Term Loan B, 3.733%, 11/01/14                          United States     2,299,418      2,297,502     0.63
     SunGard Data Systems Inc.,
(c)     Incremental Term Loan, 6.75%, 2/28/14                                United States     1,391,237      1,408,627     0.39
        Tranche B U.S. Term Loan, 3.879% - 4.089%, 2/28/16                   United States     1,892,832     1,841,794      0.50
                                                                                                          -------------  -------
                                                                                                             13,107,182     3.59
                                                                                                          -------------  -------
     DISTILLERS & VINTNERS
     Constellation Brands Inc., Term Loan B, 1.75%, 6/05/13                  United States       767,491        739,989     0.20
                                                                                                          -------------  -------
     DIVERSIFIED CHEMICALS
     Ashland Inc., Term Loan B, 7.65%, 5/13/14                               United States     1,038,272      1,056,875     0.29
     Celanese U.S. Holdings LLC, Dollar Term Loan, 2.037%,
        4/02/14                                                              United States     1,762,645      1,653,281     0.45
     Huntsman International LLC, Term Loan B, 1.994%, 4/21/14                United States     2,806,535      2,569,927     0.71
                                                                                                          -------------  -------
                                                                                                              5,280,083     1.45
                                                                                                          -------------  -------
     DIVERSIFIED REAL ESTATE ACTIVITIES
     CB Richard Ellis Services Inc., Term Loan B, 6.00%,
        12/20/13                                                             United States     1,707,284      1,671,004     0.46
                                                                                                          -------------  -------
     DIVERSIFIED SUPPORT SERVICES
     ARAMARK Corp.,
        Synthetic L/C, 2.14%, 1/26/14                                        United States       284,655        261,764     0.07
        Term Loan B, 2.118% - 2.158%, 1/26/14                                United States     4,338,330      3,989,455     1.09
     JohnsonDiversey Inc.,
        Delay Draw, Term Loan, 2.483%, 12/16/10                              United States       506,349        504,292     0.14
        Term Loan B, 2.483%, 12/16/11                                        United States     3,071,495      3,059,019     0.84
     Language Line LLC, Term Loan B, 5.75%, 11/04/15                         United States     1,450,000      1,450,906     0.40
     Language Lines Inc., Term Loan B, 5.50%, 6/11/11                        United States     1,156,611      1,156,611     0.32
     West Corp.,
        Term Loan B-2, 2.619%, 10/24/13                                      United States       536,657        493,993     0.14
        Term Loan B-3, 7.25%, 10/24/13                                       United States     1,782,884      1,792,906     0.49

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

     Term Loan B-4, 4.119%, 7/15/16                                          United States       779,518  $     734,501     0.20
                                                                                                          -------------  -------
                                                                                                             13,443,447     3.69
                                                                                                          -------------  -------
     DRUG RETAIL
     Rite Aid Corp.,
        Tranche 3 Term Loan, 6.00%, 6/04/14                                  United States       598,059        562,176     0.15
        Tranche 4 Term Loan, 9.50%, 6/10/15                                  United States       900,000        933,000     0.26
                                                                                                          -------------  -------
                                                                                                              1,495,176     0.41
                                                                                                          -------------  -------
     EDUCATION SERVICES
     Bright Horizons Family Solution Inc., Term Loan B, 7.50%,
        5/21/15                                                              United States     1,380,025      1,380,887     0.38
     Education Management LLC, Term Loan C, 2.063%, 6/01/13                  United States     2,689,810      2,528,002     0.69
     Laureate Education Inc.,
        Closing Date Term Loan, 3.532%, 8/18/14                              United States     1,314,519      1,198,184     0.33
        Delayed Draw Term Loan, 3.532%, 8/18/14                              United States       196,738        179,327     0.05
        Term Loan B, 7.00%, 8/18/14                                          United States     1,100,000      1,002,650     0.27
                                                                                                          -------------  -------
                                                                                                              6,289,050     1.72
                                                                                                          -------------  -------
     ELECTRICAL COMPONENTS & EQUIPMENT
     Baldor Electric Co., Term Loan B, 5.25%,
        1/31/14                                                              United States     3,290,267      3,287,905     0.90
                                                                                                          -------------  -------
     ELECTRONIC EQUIPMENT & INSTRUMENTS
     Itron Inc., Dollar Term Loan, 4.00%, 4/18/14                            United States     2,198,722      2,191,838     0.60
                                                                                                          -------------  -------
     ELECTRONIC MANUFACTURING SERVICES
     FCI USA,
        Term Loan B1, 3.406%, 11/01/13                                       United States     1,012,350        923,769     0.25
        Term Loan B5B, 3.406%, 11/03/14                                      United States     1,012,350        927,988     0.26
     Flextronics International USA Inc.,
        Term Loan A, 2.494% - 2.54%, 10/01/14                                United States       446,199        413,989     0.11
        Term Loan A-1, 2.534%, 10/01/14                                      United States       128,218        118,962     0.03
                                                                                                          -------------  -------
                                                                                                              2,384,708     0.65
                                                                                                          -------------  -------
     ENVIRONMENTAL & FACILITIES SERVICES
     Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14                 United States     1,422,085      1,434,528     0.39
     Duratek Inc. (EnergySolutions), Term Loan B, 4.05%, 6/07/13             United States       642,761        640,351     0.17
     EnergySolutions LLC,
        Synthetic A Deposit, 4.00%, 6/07/13                                  United States     1,060,905      1,058,253     0.29
        Synthetic L/C, 4.00%, 6/07/13                                        United States        95,475         95,236     0.03
        Term Loan B, 4.05%, 6/07/13                                          United States     1,339,714      1,334,690     0.37
(f)  EnviroSolutions Inc., Initial Term Loan, PIK, 11.00%, 7/07/12           United States     2,238,661      1,684,592     0.46
                                                                                                          -------------  -------
                                                                                                              6,247,650     1.71
                                                                                                          -------------  -------
     FOOD DISTRIBUTORS
     JRD Holdings Inc., Term Loan, 2.504%, 7/02/14                           United States     1,500,000      1,443,750     0.40
                                                                                                          -------------  -------
     FOOD RETAIL
     Pantry Inc.,
        Delayed Draw Term Loan, 1.75%, 5/14/14                               United States       231,037        219,052     0.06

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

     Term Loan B, 1.75%, 5/14/14                                             United States       802,199  $     760,585     0.21
                                                                                                          -------------  -------
                                                                                                                979,637     0.27
                                                                                                          -------------  -------
     GENERAL MERCHANDISE STORES
     Dollar General Corp., Tranche B-1 Term Loan, 2.993% -
        3.031%, 7/07/14                                                      United States     3,942,000      3,777,193     1.04
                                                                                                          -------------  -------
     HEALTH CARE EQUIPMENT
     DJO Finance LLC, Term Loan B, 3.243% - 3.283%, 5/20/14                  United States     3,196,894      3,088,999     0.85
     Fresenius SE,
        Term Loan B1, 6.75%, 9/10/14                                            Germany          516,016        521,714     0.14
        Term Loan B2, 6.75%, 9/10/14                                            Germany          277,984        281,053     0.07
                                                                                                          -------------  -------
                                                                                                              3,891,766     1.06
                                                                                                          -------------  -------
     HEALTH CARE FACILITIES
     Community Health Systems Inc.,
        Delayed Draw Term Loan, 2.493%, 7/25/14                              United States       256,497        239,520     0.07
        Term Loan, 2.493% - 2.622%, 7/25/14                                  United States     5,026,090      4,693,428     1.29
     HCA Inc., Term Loan B-1, 2.533%, 11/18/13                               United States     5,541,841      5,172,001     1.42
     Health Management Associates Inc., Term Loan B, 2.033%,
        2/28/14                                                              United States       689,382        633,283     0.17
     HealthSouth Corp.,
        Term Loan B, 2.54% - 2.55%, 3/10/13                                  United States     1,477,306      1,410,827     0.39
        Term Loan B-2, 4.04% - 4.05%, 9/10/15                                United States     1,215,887      1,176,370     0.32
     lasis Healthcare LLC,
        Delayed Draw Term Loan, 2.243%, 3/14/14                              United States     1,131,984      1,067,703     0.29
        Initial Term Loan, 2.243%, 3/14/14                                   United States     3,271,003      3,085,256     0.85
         Synthetic L/C, 2.293%, 3/14/14                                      United States       305,683        288,325     0.08
     LifePoint Hospitals Inc., Term Loan B, 2.015%, 4/15/12                  United States     1,920,414      1,865,202     0.51
     Psychiatric Solutions Inc., Term Loan, 1.994% - 2.034%,
        7/01/12                                                              United States     1,886,991      1,806,793     0.49
     Vanguard Health Holding Co. II LLC, Replacement Term Loan,
        2.493%, 9/23/11                                                      United States     4,286,692      4,190,242     1.15
                                                                                                          -------------  -------
                                                                                                             25,628,950     7.03
                                                                                                          -------------  -------
     HEALTH CARE SERVICES
     AMR Holdco/EmCare Holdco, Term Loan B, 2.244% - 2.246%,
        2/10/12                                                              United States     1,199,818      1,154,825     0.32
     DaVita Inc., Term Loan B-1, 1.75% - 1.79%, 10/05/12                     United States     4,577,225      4,403,034     1.21
     Fresenius Medical Care Holdings Inc., Term Loan B, 1.658% -
        1.667%, 3/31/13                                                         Germany          918,911        884,835     0.24
     Team Finance LLC, Term Loan B, 2.285% - 2.407%, 11/23/12                United States     1,140,053      1,084,119     0.30
     VICAR Operating Inc., Incremental Term Loan, 1.75%, 5/16/11             United States       877,500        870,998     0.24
                                                                                                          -------------  -------
                                                                                                              8,397,811     2.31
                                                                                                          -------------  -------
     HEALTH CARE SUPPLIES
     Bausch and Lomb Inc.,
        Delayed Draw Term Loan, 3.504% - 3.533%, 4/28/15                     United States       283,967        271,326     0.07
        Parent Term Loan, 3.533%, 4/28/15                                    United States     1,169,348
                                                                                                              1,117,295     0.31
                                                                                                          -------------  -------
                                                                                                              1,388,621     0.38
                                                                                                          -------------  -------
     HOUSEHOLD PRODUCTS
     Prestige Brands Inc., Term Loan B, 2.493%, 4/06/11                      United States     1,222,191      1,200,803     0.33
                                                                                                          -------------  -------
     HOUSEWARES & SPECIALTIES
     Jarden Corp.,
        Term Loan B1, 2.033%, 1/24/12                                        United States       744,604        720,218     0.20
        Term Loan B2, 2.033%, 1/24/12                                        United States       761,817        735,153     0.20

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

        Term Loan B4, 3.533%, 1/26/15                                        United States     2,279,439  $   2,269,751     0.62
     Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
        2.322%, 10/04/11                                                     United States     1,824,366      1,809,164     0.50
                                                                                                          -------------  -------
                                                                                                              5,534,286     1.52
                                                                                                          -------------  -------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
     Dynegy Holdings Inc.,
        Term L/C Facility, 4.00%, 4/02/13                                    United States     1,447,792      1,394,505     0.38
        Term Loan B, 4.00%, 4/02/13                                          United States       193,258        186,145     0.05
     NRG Energy Inc.,
        Credit Link, 2.033%, 2/01/13                                         United States     1,728,754      1,630,791     0.45
        Term Loan, 1.993% - 2.033%, 2/01/13                                  United States     3,214,653      3,032,488     0.83
     Texas Competitive Electric Holdings Co. LLC,
        Term Loan B-2, 3.744% - 3.783%, 10/10/14                             United States     1,439,698      1,119,141     0.31
        Term Loan B-3, 3.744% - 3.783%, 10/10/14                             United States       980,000        754,600     0.21
                                                                                                          -------------  -------
                                                                                                              8,117,670     2.23
                                                                                                          -------------  -------
     INDUSTRIAL CONGLOMERATES
     Sensus Metering Systems Inc., Term Loan B-3, 7.00%, 6/17/13             United States     1,786,336      1,793,034     0.49
     TriMas Co. LLC,
        Term Loan B, 2.496% - 2.50%, 8/02/13                                 United States     1,346,771      1,240,713     0.34
        Tranche B-1 L/C, 2.595%, 8/02/11                                     United States       320,405        295,174     0.08
                                                                                                          -------------  -------
                                                                                                              3,328,921     0.91
                                                                                                          -------------  -------
     INDUSTRIAL MACHINERY
     Amsted Industries Inc., Delayed Draw, 2.29% - 2.48%,
        4/05/13                                                              United States       994,157        912,139     0.25
     CI Acquisition Inc. (Chart Industries), Term Loan B, 2.25%,
        10/17/12                                                             United States       962,662        948,221     0.26
     Husky Injection Molding Systems Ltd. (Ontario Inc.), Term
        Loan, 3.533%, 12/14/12                                                  Canada         1,257,750      1,249,889     0.34
     Mueller Water Products Inc., Term Loan B, 5.781% - 5.783%,
        5/24/14                                                              United States       643,114        629,716     0.17
     RBS Global Inc. (Rexnord),
        Incremental Tranche B-2, 2.50%, 7/22/13                              United States     1,583,948      1,519,271     0.42
        Tranche B-1 Term Loan B, 2.75% - 2.813%, 7/22/13                     United States     3,857,324      3,715,888     1.02
                                                                                                          -------------  -------
                                                                                                              8,975,124     2.46
                                                                                                          -------------  -------
     INTEGRATED TELECOMMUNICATION SERVICES
     GCI Holdings Inc., Add-On Term Loan, 4.50%, 8/31/12                     United States     1,674,273      1,640,788     0.45
     Wind Telecomunicazioni SpA,
        Term Loan B-2, 3.923%, 5/26/13                                           Italy         2,650,000      2,545,529     0.70
        Term Loan C-2, 4.923%, 5/26/14                                           Italy         2,650,000      2,545,105     0.70
     Windstream Corp., Tranche B-2 Term Loan, 3.00% - 3.04%,
        12/17/15                                                             United States     1,839,697      1,789,427     0.49
                                                                                                          -------------  -------
                                                                                                              8,520,849     2.34
                                                                                                          -------------  -------
     INTERNET RETAIL
     Ticketmaster, Term Loan B, 3.55%, 7/25/14                               United States       450,000        443,250     0.12
                                                                                                          -------------  -------
     IT CONSULTING & OTHER SERVICES
     Acxiom Corp., Term Loan B, 1.993% - 2.92%, 9/14/12                      United States       745,195        741,469     0.20

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

(c)  CACI International Inc., Term B-2 Loan, 1.76%-1.80%, 5/03/11            United States       800,000  $     788,000     0.22
                                                                                                          -------------  -------
                                                                                                              1,529,469     0.42
                                                                                                          -------------  -------
     LEISURE FACILITIES
     24 Hour Fitness Worldwide Inc., Term Loan B, 2.75% - 2.79%,
        6/08/12                                                              United States     2,323,502      2,176,347     0.60
     Universal City Development Partners Ltd., Term Loan, 6.50%,
        11/06/14                                                             United States     2,000,000      2,007,500     0.55
                                                                                                          -------------  -------
                                                                                                              4,183,847     1.15
                                                                                                          -------------  -------
     LEISURE PRODUCTS
     PlayPower Inc., Term Loan B, 5.28% - 5.37%, 6/30/12                     United States       569,011        537,716     0.15
                                                                                                          -------------  -------
     LIFE & HEALTH INSURANCE
(c)  Conseco Inc., Term Loan, 6.50%, 10/10/13                                United States     5,830,105      5,281,101     1.45
                                                                                                          -------------  -------
     LIFE SCIENCES TOOLS & SERVICES
     Life Technologies Corp., Term Loan B, 5.25%, 11/21/15                   United States       395,654        398,457     0.11
                                                                                                          -------------  -------
     METAL & GLASS CONTAINERS
     Anchor Glass Container Corp., Term Loan, 6.75%, 6/20/14                 United States     1,329,601      1,333,479     0.36
     Crown Americas LLC,
        Additional Term B Dollar Loan, 1.995%, 11/15/12                      United States       621,795        609,877     0.17
        Term B Dollar Loan, 1.995%, 11/15/12                                 United States     1,378,205      1,351,789     0.37
     Owens-Brockway Glass Container Inc., Term Loan B, 1.744%,
        6/14/13                                                              United States     1,150,000      1,123,645     0.31
                                                                                                          -------------  -------
                                                                                                              4,418,790     1.21
                                                                                                          -------------  -------
     MOVIES & ENTERTAINMENT
     Cinemark USA Inc., Term Loan, 2.00% - 2.21%, 10/05/13                   United States       758,784        721,657     0.20
(d)  Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12                  United States     2,633,178      1,515,394     0.42
     Regal Cinemas Corp., Term Loan, 4.033%, 10/27/13                        United States     3,638,781      3,614,521     0.99
     Zuffa LLC,
        Incremental Term Loan, 7.50%, 6/19/15                                United States     1,300,000      1,293,500     0.35
        Initial Term Loan, 2.313%, 6/19/15                                   United States       661,476        596,982     0.16
                                                                                                          -------------  -------
                                                                                                              7,742,054     2.12
                                                                                                          -------------  -------
     OIL & GAS DRILLING
     Dresser Inc., Term Loan B, 2.679%, 5/04/14                              United States     2,245,638      2,105,753     0.58
                                                                                                          -------------  -------
     PACKAGED FOODS & MEATS
     B&G Foods Inc., Term Loan C, 2.35%, 2/23/13                             United States       793,814        780,915     0.21
     Dean Foods Co., Term Loan B, 1.625% - 1.665%, 4/02/14                   United States     1,878,369      1,759,797     0.48
     Del Monte Foods Co., Term Loan B, 1.743% - 1.781%, 2/08/12              United States     1,702,326      1,672,270     0.46
     Michael Foods Inc., Term Loan B, 6.50%, 5/01/14                         United States     1,506,545      1,526,632     0.42
     Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14                       United States       962,500        976,281     0.27
                                                                                                          -------------  -------
                                                                                                              6,715,895     1.84
                                                                                                          -------------  -------
     PAPER PACKAGING
(c)  Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14                    United States     1,997,494      2,002,488     0.55
     Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14                              United States       752,736        753,676     0.21
                                                                                                          -------------  -------
                                                                                                              2,756,164     0.76
                                                                                                          -------------  -------
     PAPER PRODUCTS
     Domtar Corp., Term Loan, 1.62%, 3/07/14                                 United States     1,930,751      1,843,868     0.51

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

     Georgia-Pacific LLC,
        Additional Term Loan, 2.283% - 2.464%, 12/20/12                      United States       470,023  $     453,701     0.12
        Term Loan B, 2.283% - 2.464%, 12/20/12                               United States     1,228,246      1,185,595     0.32
        Term Loan C, 3.533% - 3.714%, 12/23/14                               United States       935,265        930,823     0.26
     Graphic Packaging International Inc., 2008 Incremental Term
        Loan, 2.995% - 3.04%, 5/16/14                                        United States       886,500        853,256     0.23
                                                                                                          -------------  -------
                                                                                                              5,267,243     1.44
                                                                                                          -------------  -------
     PERSONAL PRODUCTS
     Chattem Inc., Term Loan B, 1.994% - 2.043%, 1/02/13                     United States       894,082        880,671     0.24
     Herbalife International Inc., Term Loan B, 1.74%, 7/21/13               United States     1,139,377      1,082,408     0.30
                                                                                                          -------------  -------
                                                                                                              1,963,079     0.54
                                                                                                          -------------  -------
     PHARMACEUTICALS
     Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14                       United States     1,710,435      1,667,675     0.46
(c)  Warner Chilcott Co. LLC,
        Delayed Draw Term Loan, 5.75%, 4/30/15                               United States       320,339        321,365     0.09
        Term Loan A, 5.50%, 10/30/14                                         United States       915,254        918,186     0.25
        Term Loan B2, 5.75%, 4/30/15                                         United States     1,006,780      1,010,004     0.28
(c)  Warner Chilcott Corp., Term Loan B1, 5.75%, 4/30/15                     United States       457,627        459,093     0.12
                                                                                                          -------------  -------
                                                                                                              4,376,323     1.20
                                                                                                          -------------  -------
     PROPERTY & CASUALTY INSURANCE
     Affirmative Insurance Holdings Inc., Term Loan, 9.25%,
        1/31/14                                                              United States       592,775        296,388     0.08
                                                                                                          -------------  -------
     PUBLISHING
     Dex Media East LLC, Term Loan B, 2.25%, 10/24/14                        United States       606,754        482,370     0.13
     Dex Media West LLC, Term Loan B, 7.00%, 10/24/14                        United States     4,370,862      3,860,926     1.06
     Newsday LLC, Floating Rate Term Loan, 6.534%, 8/01/13                   United States     2,400,000      2,394,000     0.66
(c)  R.H. Donnelley Inc.,
        Term Loan D-1, 3.75%, 6/30/11                                        United States       392,196        343,498     0.09
        Term Loan D-2, 4.00%, 6/30/11                                        United States     3,005,101      2,595,115     0.71
(d)  Tribune Co.,
(c)     initial Tranche B Advances, 5.25%, 5/16/14                           United States     6,419,555      3,041,264     0.84
        Term Loan X, 5.00%, 2/20/49                                          United States     1,042,571        485,664     0.13
     Tribune Receivables LLC, Term Loan (DIP), 9.00%, 4/10/10                United States     1,700,000      1,708,500     0.47
     Wenner Media LLC, Term Loan B, 1.993%, 10/02/13                         United States       843,888        767,938     0.21
                                                                                                          -------------  -------
                                                                                                             15,679,275     4.30
                                                                                                          -------------  -------
     RAILROADS
     Kansas City Southern Railway Co., Term Loan B, 2.00% -
        2.24%, 4/26/13                                                       United States     1,489,724      1,415,238     0.39
                                                                                                          -------------  -------
     RESEARCH & CONSULTING SERVICES
     Alix Partners LLP, Term Loan C, 2.25% - 2.30%, 10/12/13                 United States     1,458,727      1,427,729     0.39
     Nielsen Finance LLC (VNU Inc.),
        Class A Term Loan, 2.244%, 8/09/13                                   United States     2,280,537      2,128,500     0.59

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

        Class B Term Loan, 3.994%, 5/02/16                                   United States       515,351  $     484,890     0.13
                                                                                                          -------------  -------
                                                                                                              4,041,119     1.11
                                                                                                          -------------  -------
     SECURITY & ALARM SERVICES
     Protection One Inc., Term Loan C, 2.49%, 3/31/12                        United States       900,280        861,455     0.24
                                                                                                          -------------  -------
     SEMICONDUCTORS
     Fairchild Semiconductor Corp., Incremental Term Loan,
        2.75%, 6/26/13                                                       United States     1,674,500      1,590,077     0.44
                                                                                                          -------------  -------
     SPECIALIZED CONSUMER SERVICES
     Affinion Group Inc., Term Loan B, 2.743%, 10/17/12                      United States     2,923,115      2,811,306     0.77
     Brickman Group Holdings Inc., Term Loan B, 2.283%, 1/23/14              United States     1,200,000      1,133,000     0.31
                                                                                                          -------------  -------
                                                                                                              3,944,306     1.08
                                                                                                          -------------  -------
     SPECIALTY CHEMICALS
     Brenntag Holding GmbH & Co. KG,
        Acquisition Facility, 2.245% - 2.985%, 1/20/14                          Germany          362,919        345,680     0.09
        Term Loan B2, 2.245%, 1/20/14                                        United States       508,140        484,004     0.13
     Cognis GmbH, Term Loan C, 2.299%, 9/15/13                                  Germany        2,300,000      2,099,571     0.58
     Compass Minerals Group Inc., Term Loan, 1.75% - 1.79%,
        12/22/12                                                             United States     1,354,775      1,341,227     0.37
     Hexion Specialty Chemicals BV, Term Loan C-2, 2.563%,
        5/03/13                                                               Netherlands        838,291        666,442     0.18
     Hexion Specialty Chemicals Inc., Term Loan C-1, 2.563%,
        5/03/13                                                              United States     3,859,031      3,067,930     0.84
     Nalco Co.,
        Term Loan, 6.50%, 5/13/16                                            United States     2,022,394      2,060,314     0.56
        Term Loan B, 2.063%, 11/04/10                                        United States       196,971        197,048     0.05
     Oxbow Carbon LLC,
        Delayed Draw Term Loan, 2.283%, 5/08/14                              United States       287,856        273,823     0.08
        Term Loan B, 2.243% - 3.75%, 5/08/14                                 United States     3,017,767      2,870,650     0.79
     Polypore Inc., U.S. Term Loan, 2.46%, 7/03/14                           United States     1,634,355      1,530,165     0.42
     Rockwood Specialties Group Inc., Term Loan H, 6.00%,
        5/15/14                                                              United States     2,033,889      2,062,618     0.57
     Univar Inc., Opco Tranche B Term Loan, 3.243%, 10/10/14                 United States     3,202,917
                                                                                                              2,924,664     0.80
                                                                                                          -------------  -------
                                                                                                             19,924,136     5.46
                                                                                                          -------------  -------
     SYSTEMS SOFTWARE
     Audatex North America Inc., Domestic Term Loan C, 2.063%,
        5/16/14                                                              United States     1,071,507      1,029,317     0.28
     Rovi Corp., Term Loan B, 6.00%, 5/02/13                                 United States       527,540        530,178     0.15
                                                                                                          -------------  -------
                                                                                                              1,559,495     0.43
                                                                                                          -------------  -------
     TRADING COMPANIES & DISTRIBUTORS
     Ashtead Group PLC, Term Loan, 2.063%, 8/31/11                          United Kingdom       750,875        723,656     0.20
     Interline Brands,
        Delayed Draw Term Loan, 2.035%, 6/23/13                              United States       562,261        518,685     0.14
        Term Loan B, 1.994%, 6/23/13                                         United States       176,250        162,591     0.05
     RSC Holdings III, Second Lien Term Loan, 3.79% - 3.91%,
        11/30/13                                                             United States       850,000        771,375     0.21
                                                                                                          -------------  -------
                                                                                                              2,176,307     0.60
                                                                                                          -------------  -------
     TRUCKING
     Hertz Corp.,
        Credit Link, 0.292%, 12/21/12                                        United States       104,200         97,485     0.03

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

     Term Loan B, 2.00% - 2.04%,
        12/21/12                                                             United States       567,674  $     531,091     0.14
                                                                                                          -------------  -------
                                                                                                                628,576     0.17
                                                                                                          -------------  -------
     WIRELESS TELECOMMUNICATION SERVICES
     Intelsat Corp. (Panamsat),
        Tranche B-2-A, 2.746%, 1/03/14                                       United States     2,057,065      1,948,104     0.54
        Tranche B-2-B, 2.746%, 1/03/14                                       United States     2,056,437      1,947,509     0.53
        Tranche B-2-C, 2.746%, 1/03/14                                       United States     2,056,437      1,947,510     0.53
(c)  NTELOS Inc., Term Loan B, 5.75%, 8/07/15                                United States     3,084,356      3,106,203     0.85
                                                                                                          -------------  -------
                                                                                                              8,949,326     2.45
                                                                                                          -------------  -------
                                                                                                            331,980,141    91.06
                                                                                                          -------------  -------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $339,081,339)
     SHORT TERM INVESTMENTS (COST $40,379,289)
     REPURCHASE AGREEMENTS
(g)  Joint Repurchase Agreement, 0.049%, 11/02/09 (Maturity Value
        $40,379,455)                                                         United States    40,379,289     40,379,289    11.08
     Banc of America Securities LLC (Maturity Value $5,419,730)
     Barclays Capital Inc. (Maturity Value $5,419,730)
     BNP Paribas Securities Corp. (Maturity Value $6,503,112)
     Credit Suisse Securities (USA) LLC (Maturity Value $5,058,334)
     Deutsche Bank Securities Inc. (Maturity Value $5,332,511)
     HSBC Securities (USA) Inc. (Maturity Value $3,613,154)
     Morgan Stanley & Co. Inc. (Maturity Value $3,613,154)
     UBS Securities LLC (Maturity Value $5,419,730)
        Collateralized by U.S. Government Agency Securities, 2.55%
        - 5.00%, 11/18/11 - 6/18/24; (h)U.S. Government Agency Discount
        Notes, 11/06/09 - 4/12/10; (h)U.S. Treasury Bills, 4/01/10; and
        U.S. Treasury Notes, 2.125% - 3.875%, 1/31/10 - 3/31/13
                                                                                                          -------------  -------
     TOTAL INVESTMENTS (COST $379,460,628)                                                                  372,359,430   102.14
     OTHER ASSETS, LESS LIABILITIES                                                                          (7,795,760)   (2.14)
                                                                                                          -------------  -------
     NET ASSETS                                                                                             364,563,670   100.00
                                                                                                          -------------  -------

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Defaulted security or security for which income has been deemed uncollectible.

(e)  Rounds to less than 0.01% of net assets.

(f)  income may be received in additional securities and/or cash.

(g) investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2009, all repurchase agreements had been entered into on October 30, 2009.

(h)  The security is traded on a discount basis with no stated coupon rate.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series
STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED) (CONTINUED)

PORTFOLIO ABBREVIATIONS

DIP   Debtor-In-Possession
L/C   Letter of Credit
PIK   Payment-In-Kind

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund), which is organized as a partnership for tax purposes. The shares are exempt from registration under the Securities Act of 1933.

2. SECURITY VALUATION

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value. Short term investments are valued at cost.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At October 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $380,044,512
                                             ============
Unrealized appreciation                      $  6,723,197
Unrealized depreciation                       (14,408,279)
                                             ------------
Net unrealized appreciation (depreciation)   $ (7,685,082)
                                             ============

4. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At October 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through December 23, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST


By /s/LAURA F. FERGERSON
   ------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
       Finance and Administration
Date  December 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
  -------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
       Finance and Administration
Date  December 28, 2009



By /s/GASTON GARDEY
  --------------------------------
      Gaston Gardey
      Chief Financial Officer and
       Chief Accounting Officer
Date  December 28, 2009